Shareholders' Equity	6 Months Ended
Sep. 30, 2020
Related Party Transactions and Balances (Textual)
SHAREHOLDERS' EQUITY

NOTE 13 – SHAREHOLDERS' EQUITY

Ordinary shares

The Company is authorized to issue unlimited shares of $0.001 par value common stock. On July 4, 2017 and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of 0.001 par value to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT. In connection with Restructuring, all shares and per share amounts have been retroactively restated as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying condensed consolidated financial statements.

On December 31, 2018, the Company completed the closing of its initial public offering of 2,506,300 ordinary shares at a public offering price of $4.00 per ordinary share. On January 3, 2019, the Company sold an additional 39,975 ordinary shares at the public offering price of $4.00 per share in a second closing. The total gross proceeds from the initial public offering is approximately $10.2 million before underwriting commissions and offering expenses.

On January 10, 2019, the Underwriter exercise the warrants in connection with the initial public offering and 160,426 shares were newly issued.

Ordinary shares issued for convertible notes settlement

For the year ended March 31, 2020, 11,961,006 ordinary shares were issued with a fair value of $5,455,350 for convertible notes principal and interest partial settlement.

For the six months ended September 30, 2020, 27,389,877 ordinary shares were issued with a fair value of $7,099,817 for convertible notes principal and interest partial settlement.

According to the Forbearance Agreements (see Note 11), the Company issued and delivered 4,000,000 un-legended Pre-Delivery Shares into the investor's custodian's account as collateral in December 2019. The Company has made full payment of the forbearance redemption amounts in accordance with the Forbearance Agreements to the investors (Note 11). Upon full payment, each investor returned 2,000,000 Ordinary Shares to the Company, which served as security for the Company's obligations owed to the investors. On November 2, 2020, the Company has cancelled the 4,000,000 Ordinary Shares.